Note 15 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings before income tax	$ 203,338	$ 193,981
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	34,600	32,125
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 168,738	$ 161,856